Shareholder Report, Holdings (Details) - Roundhill Generative AI & Technology ETF	Oct. 31, 2025
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SoftBank Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
ARM Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.00%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%